Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Ordinary shares, par value	$ 0.0002	$ 0.0002
Common Class A [Member]
Ordinary shares, shares authorized	175,000,000	175,000,000
Ordinary shares, shares issued	27,597,426	22,747,426
Ordinary shares, shares outstanding	27,597,426	22,747,426
Common Class B [Member]
Ordinary shares, shares authorized	75,000,000	75,000,000
Ordinary shares, shares issued	6,542,400	3,542,000
Ordinary shares, shares outstanding	6,542,400	3,542,000